Liquidity and Going Concern (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Income (losses)	$ 3,252,607	$ (2,418,806)			$ (10,850,513)	$ 833,801
Cash outflows from operating activities					(564,933)	(1,027,773)
Cash and cash equivalents	297,376				925,923	297,376		$ 925,923
Archer Aviation Inc
Net Income (losses)	(32,945,000)	$ (94,853,000)	$ (4,902,000)	$ (3,987,000)		(127,798,000)	$ (8,889,000)	(24,823,000)	$ (944,000)
Cash outflows from operating activities						(28,770,000)	$ (7,480,000)	(22,896,000)	(809,000)
Cash and cash equivalents	$ 5,937,000				$ 36,564,000	$ 5,937,000		$ 36,564,000	$ 10,149,000